Supplementary Data (Unaudited) - Supplemental Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Sep. 28, 2013 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Mar. 30, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Sep. 30, 2012 Continental Cement Company, L.L.C. [Member]	Jun. 30, 2012 Continental Cement Company, L.L.C. [Member]	Mar. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Revenue	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 231,634	$ 319,181	$ 255,556	$ 119,883	$ 916,201	$ 926,254	$ 789,076	$ 22,509	$ 34,155	$ 27,224	$ 12,361	$ 25,304	$ 30,430	$ 26,141	$ 13,007	$ 96,249	$ 94,882	$ 79,488
Operating (loss) income	(57,742)	37,895	13,731	(41,861)	13,322	33,249	9,015	(40,171)	(47,977)	15,415	25,099	9,259	10,965	9,053	(8,449)	7,625	7,124	9,097	(4,468)	20,828	19,378	17,022
(Loss) income from continuing operations	(70,191)	22,950	244	(56,154)	433	19,656	(5,621)	(61,499)	(103,151)	(47,031)	(4,849)
Loss (income) from discontinued operations	271	160	(26)	123	535	1,287	2,221	(497)	528	3,546	5,201
Net (loss) income	$ (70,462)	$ 22,790	$ 270	$ (56,277)	$ (102)	$ 18,369	$ (7,842)	$ (61,002)	$ (103,679)	$ (50,577)	$ (10,050)	$ 6,668	$ 8,157	$ 6,272	$ (11,232)	$ 4,694	$ 3,977	$ 5,999	$ (8,045)	$ 9,865	$ 6,625	$ 2,462